Accounts Receivable, Net	12 Months Ended
Oct. 31, 2025
Accounts Receivable, after Allowance for Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET
3.	ACCOUNTS RECEIVABLE, NET

Accounts receivable as of October 31, 2025 and 2024 are as follows:

	October 31, 2025	October 31, 2024
Accounts receivable	$13,978,454	$9,444,056
Less: Allowance for credit losses	(1,595,831)	(741,753)
Totals	$12,382,623	$8,702,303

Accounts receivable by aging bucket are as follows:

	Balance as of October 31, 2025	Subsequent collection	% of Subsequent collection
Less than half year	$9,185,114	$626,493	6.8
half year to 1 year	669,224	—	—
1 year to 1.5 years	2,944,661	1,680,928	57.1
1.5 years to 2 years	1,015,470	140,511	13.8
2 years to 2.5 years	—	—	—
2.5 year to 3 years	39,501	—	—
over 3 years	124,484	1,686	1.4
Total gross accounts receivable	$13,978,454	2,449,618	17.5
Less: Allowance for accounts receivable	(1,595,831)
Accounts receivable, net	$12,382,623

The following table sets forth the movement of allowance for accounts receivable:

	October 31, 2025	October 31, 2024
Balance, at beginning of the year	$741,753	$803,170
Effects on adoption of ASC 326	-	(3,553)
Addition (Reversal)	842,339	(79,442)
Exchange rate difference	11,739	21,578
Balance, at end of the year	$1,595,831	$741,753